Unaudited Condensed Financial Information of the Parent Company - Schedule of Condensed Balance Sheets (Unaudited) (Details) - Parent Company [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	$ 20	$ 542
Prepayments and other current assets	356	93
Total Current Assets	376	635
Deferred issuance costs
Investment in subsidiaries and VIEs (restricted)	116,768	107,312
Non-current assets	116,768	107,312
Total Assets	117,144	107,947
Current liabilities
Total Current Liabilities
Total liabilities
Commitments and Contingencies
Shareholders’ Equity
Additional paid-in capital	83,762	83,762
Retained earnings	42,421	31,543
Accumulated other comprehensive loss	(9,047)	(7,366)
Total Shareholders’ Equity	117,144	107,947
Total Liabilities and Shareholders’ Equity	117,144	107,947
Related Party [Member]
Current liabilities
Due to a related party
Class A Ordinary Share [Member]
Shareholders’ Equity
Ordinary share value	4	4
Class B Ordinary Share [Member]
Shareholders’ Equity
Ordinary share value	$ 4	$ 4